Cromwell CenterSquare Real Estate Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
REITs - 99.27%
Apartments - 16.51%
American Campus Communities, Inc.	39,553	$2,213,781
American Homes 4 Rent	96,272	3,853,768
AvalonBay Communities, Inc.	28,870	7,170,442
Equity Residential	75,220	6,763,782
Invitation Homes, Inc.	161,470	6,487,865
Mid-America Apartment Communities, Inc.	23,370	4,894,847
UDR, Inc.	93,010	5,335,984
		36,720,469
Diversified - 30.40%
American Tower Corp.	70,890	17,808,986
Crown Castle International Corp.	58,600	10,817,560
Digital Realty Trust, Inc.	29,930	4,244,074
Duke Realty Corp.	97,010	5,632,401
Equinix, Inc.	16,310	12,095,822
Lamar Advertising Co.	7,190	835,334
Outfront Media, Inc.	57,510	1,635,009
SBA Communications Corp., Class A	19,840	6,826,944
VICI Properties, Inc.	90,330	2,570,792
WeWork, Inc., Class A (a)	51,410	350,616
Weyerhaeuser Co.	126,400	4,790,560
		67,608,098
Health Care - 7.95%
Diversified Healthcare Trust	48,921	156,547
Medical Properties Trust, Inc.	115,660	2,445,052
Omega Healthcare Investors, Inc.	40,920	1,275,067
Sabra Health Care, Inc.	110,610	1,646,983
Ventas, Inc.	117,110	7,232,714
Welltower, Inc.	51,180	4,920,445
		17,676,808
Hotels - 4.46%
Apple Hospitality REIT, Inc.	74,230	1,333,913
Host Hotels & Resorts, Inc. (a)	88,830	1,725,967
MGM Growth Properties LLC, Class A	77,540	3,000,798
Park Hotels & Resorts, Inc. (a)	60,120	1,174,144
Sunstone Hotel Investors, Inc. (a)	41,990	494,642
Xenia Hotels & Resorts, Inc. (a)	113,250	2,184,592
		9,914,056
Manufactured Homes - 2.85%
Sun Communities, Inc.	36,200	6,345,498

Office Property - 8.06%
Alexandria Real Estate Equities, Inc.	25,640	5,160,050
Cousins Properties, Inc.	59,400	2,393,226
Empire State Realty Trust, Inc., Class A	41,740	409,887
Hudson Pacific Properties, Inc.	56,160	1,558,440
JBG SMITH Properties	62,880	1,837,353
Kilroy Realty Corp.	59,940	4,580,615
Veris Residential, Inc. (a)	114,330	1,988,199
		17,927,770
Regional Malls - 2.22%
Simon Property Group, Inc.	37,530	4,937,447

Shopping Centers - 4.53%
Acadia Realty Trust	104,539	2,265,360
Brixmor Property Group, Inc.	173,270	4,472,099
Phillips Edison & Co, Inc.	52,293	1,798,356
RPT Realty	111,105	1,529,916
		10,065,731
Single Tenant - 3.64%
Agree Realty Corp.	83,560	5,545,042
Four Corners Property Trust, Inc.	53,930	1,458,267
NETSTREIT Corp.	48,630	1,091,257
		8,094,566
Storage - 7.78%
Extra Space Storage, Inc.	13,490	2,773,544
Life Storage, Inc.	48,620	6,827,706
Public Storage	19,720	7,696,322
		17,297,572
Warehouse/Industrials - 10.87%
Americold Realty Trust	82,968	2,313,148
Prologis, Inc.	109,130	17,622,312
Rexford Industrial Realty, Inc.	57,010	4,252,376
		24,187,836
TOTAL REITs (Cost $179,578,702)		220,775,851

SHORT-TERM INVESTMENT - 0.62%
U.S. Bank Money Market Deposit Account, 0.10% (b)	1,380,998	1,380,998
TOTAL SHORT-TERM INVESTMENT (Cost $1,380,998)		1,380,998

Total Investments (Cost $180,959,700) - 99.89%		$222,156,849
Other Assets in Excess of Liabilities - 0.11%		250,770
TOTAL NET ASSETS - 100.00%		$222,407,619

REITs	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Summary of Fair Value Exposure at March 31, 2022

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
REITs(1)	$220,775,851	$-	$-	$220,775,851
Short-Term Investment	1,380,998	-	-	1,380,998
Total Assets	$222,156,849	$-	$-	$222,156,849

(1) See the Schedule of Investments for industry classifications.